Offerings	Sep. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.008 per share
Amount Registered | shares	4,970,862
Proposed Maximum Offering Price per Unit	1.50
Maximum Aggregate Offering Price	$ 7,456,293.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,029.71
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	We have agreed to issue to the representative of the underwriters (the "Representative") warrants to purchase up to an aggregate number of shares of our Class A Ordinary Shares in an aggregate equal to four percent (4%) of the aggregate number of shares of ordinary shares sold in this offering) (the "Representative's Warrants"). The Representative's Warrants are exercisable at a per share price equal to 110% of the public offering price per share of the Class A Ordinary Shares sold in this offering. In accordance with Rule 457(g) under the Securities Act, because Class A Ordinary Shares underlying the Representative's warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon the exercise of the Representative's warrants
Amount Registered | shares	198,835
Proposed Maximum Offering Price per Unit	1.65
Maximum Aggregate Offering Price	$ 328,077.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 45.31
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.